Business Combinations - Fair Values of the Acquired Identifiable Intangible Assets (Detail) (GEN-PROBE INCORPORATED [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	$ 32,100
Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	58,570
Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	57,497
Patents [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	10,600
Patents [Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	294
In-process research and development [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	11,900
In-process research and development [Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	1,070
Customer relationships [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	3,500
Customer relationships [Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	31,800
Customer relationships [Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	45,439
Trade secrets [Member] | GTI Diagnostics [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	6,100
Developed technology [Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	24,500
Trademarks / trade names (Member] | Prodesse [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	1,200
Trademarks / trade names (Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	11,323
Software [Member] | Tepnel Life Sciences Plc [Member]
Schedule Of Business Acquisitions Purchase Price Allocation [Line Items]
Fair values of the acquired identifiable intangible	$ 441